Stockholders Equity	6 Months Ended	12 Months Ended
	Jul. 31, 2014	Jan. 31, 2014
Stockholders Equity [Text Block]
11.	Stockholders’ Equity

Authorized

On June 6, 2014, the Company’s board of directors approved, subject to shareholder approval, an amendment to the Company’s Articles of Incorporation to increase the number of authorized shares of common stock from 100,000,000 to 450,000,000. The shareholders of the Company ratified and approved this amendment through written consent of the Company’s stockholders subsequent to July 31, 2014.

Six months ended July 31, 2014

i)	On May 12, 2014, the Company issued an aggregate of 1,815,535 common shares in settlement of loans outstanding of $180,703, including aggregate accrued interest of $5,703. ( Notes 7(ii) and 8(ii)).

ii)	On June 17, 2014, the Company issued 330,000 common shares as partial consideration related to the settlement of a loan outstanding of $124,444 (Note 8(iv)).

iii)

On June 17, 2014, the Company issued 60,210 common shares as payment to a vendor for fees rendered, pursuant to a debt settlement agreement dated May 16, 2014 whereby the Company agreed to settle $4,605 (CDN$5,000) in amounts owing to the vendor. This resulted in a loss on extinguishment of debt of $3,945. The fair value of $0.142 per share was determined with reference to the quoted market price of the Company’s stock on the date of issuance.

Six months ended July 31, 2013

i)
On February 21, 2013, the Company reduced the price of 200,000 units and 14,000 common shares issued during the year ended January 31, 2013 from $0.50 to $0.25 per unit and share, respectively. Consequently, the Company issued 200,000 units and 14,000 common shares for no additional consideration. Each unit consisted of one common share of the Company and one share purchase warrant. Each warrant is exercisable into one share of common stock at an exercise price of $0.75 per share for a period of two years from the date of the initial offering. The Company determined that the aggregate fair value on the grant date of these units and shares was $239,680 and recorded the entire amount as a shareholder dividend in the financial statements during the three months ended October 31, 2013. The fair value of $1.12 per share was determined by reference to the quoted market price of the Company’s stock on the date of issuance.

ii)
On April 19, 2013, the Company issued 1,993,000 shares of common stock at a price of $0.25 per share and 100,000 units of the Company at $0.25 per unit for gross proceeds of $523,250. Each unit consisted of one common share of the Company and one share purchase warrant. Each warrant is exercisable into one share of common stock at an exercise price of $0.25 per share for a period of two years. In connection with the foregoing private placement, the Company issued 104,440 warrants to four finders. Each warrant is exercisable into one share of common stock of the Company at an exercise price of $0.75 per share for a period of two years. The Company paid finder’s fees of $26,610 in connection with this private placement.

iii)	On May 6, 2013, the Company issued 1,000,000 shares of common stock at a price of $0.25 per share for gross proceeds of $250,000 to be received in four tranches as follows:

(i)	$50,000 payable on closing of the Financing (the “Closing”)(received);

(ii)	$50,000 payable on or before the date which is five months from the Closing (the “First Tranche”)(received);

(iii)	$50,000 payable on or before the date which is ten months from the Closing (the “Second Tranche”); and

(iv)	the remaining $100,000 payable on or before the date which is one year from the Closing (the “Final Tranche”)

In connection with the 800,000 common shares issuable in connection with the First Tranche, the Second Tranche and the Final Tranche, the Company entered into an escrow agreement pursuant to which these shares were placed in escrow to be released when the Company received full payment for such shares.

The Company paid a finders’ fee of 20,000 warrants in connection with this private placement. These warrants are exercisable at $0.25 per share for a period of two years.

On April 7, 2014, the Company did not receive payment for the Second Tranche and the remaining 600,000 common shares held in escrow were returned to the Company’s treasury for cancellation.

iv)
On June 3, 2013, the Company issued 75,000 common shares in exchange for services rendered pursuant to a consulting agreement dated April 11, 2013. The shares were recorded at a fair value of $89,250. The fair value of $1.19 per share was determined with reference to the quoted market price of the company’s common stock on the commitment date.

2014 Stock Option Plan

On June 6, 2014, the Company’s board of directors approved, subject to shareholder approval, a 2014 Long-Term Incentive Plan (the “2014 Plan”), which provides for the grant of stock options, restricted shares, restricted share units and performance stock and units to directors, officers, employees and consultants of the Company.

The maximum number of our common shares reserved for issue under the plan is 110,000,000 shares subject to adjustment in the event of a change of the Company’s capitalization (as described in the 2014 Plan).

Stockholder approval of the plan was obtained on August 21, 2014. As a result, the 2014 Plan became effective immediately and no further option awards will be granted under the 2012 Stock Option Plan. Stock option awards previously granted under the 2012 Stock Option Plan prior remain outstanding in accordance with their terms. The 2014 Plan will be administered by the board of directors, except that it may, in its discretion, delegate such responsibility to a committee of such board.

On June 6, 2014, the board of directors of the Company granted an aggregate of 67,970,000 stock options exercisable into shares of common stock of the Company at $0.128 per share and, on June 10, 2014, the board of directors of the Company granted an additional 1,000,000 stock options exercisable into shares of common stock of the Company at $0.15 per share. These options were granted to employees and consultants of the Company under the 2014 Plan, which was subject to ratification by the Company’s shareholders. The shareholders of the Company ratified and approved the 2014 Plan through written consent of the Company’s stockholders subsequent to July 31, 2014.

2012 Stock Option Plan

The Company has adopted the 2012 Stock Option Plan (the “2012 Plan”), pursuant to which the Company may grant stock options to directors, officers, employees and consultants. The maximum number of shares reserved for issue under the plan is 5,400,000 shares.

The 2012 Plan is administered by the Company’s board of directors, except that it may, in its discretion, delegate such responsibility to a committee comprised of at least two directors. Each option, upon its exercise, entitles the optionee to acquire one common share of the Company’s stock, upon payment of the applicable exercise price. The exercise price will be determined by the board of directors at the time of grant. Stock options may be granted under the 2012 Plan for an exercise period of up to ten years from the date of grant of the option or such lesser periods as may be determined by the board, subject to earlier termination in accordance with the terms of the 2012 Plan.

Subsequent to July 31, 2014, the stockholders of the Company approved the 2014 Plan, therefore no further option awards will be granted under the 2012 Plan.

Stock Based Compensation

A summary of the status of the Company’s outstanding stock options for the periods ended July 31, 2014 and January 31, 2014 is presented below:

			Weighted
		Weighted	Average Grant
	Number	Average	Date
	of Options	Exercise Price	Fair Value
Outstanding at January 31, 2013	1,885,000	$0.25
Granted	1,570,000	$0.50	$0.44
Cancelled	(450,000)	$0.50

Outstanding at January 31, 2014	3,005,000	$0.34
Expired	(285,000)	$0.25
Granted*	105,000	$0.25	$0.08

Outstanding at July 31, 2014	2,825,000	$0.35	$0.32

Exercisable at July 31, 2014	2,750,000	$0.35

Exercisable at January 31, 2014	2,246,184	$0.38

*Under the provisions of ASC 718 Compensation – Stock Compensation , awards granted under an arrangement subject to shareholder approval are not deemed granted until the approval is obtained, thus the number granted does not include stock options granted under the 2014 Plan.

At July 31, 2014, the following stock options were outstanding, entitling the holder thereof to purchase common shares of the Company as follows:

Number	Exercise Price	Expiry Date	Number Vested
20,000	$0.25	February 1, 2015	20,000
90,000	$0.25	February 14, 2015	90,000
15,000	$0.25	July 25, 2015	15,000
250,000	$0.75	October 1, 2015	250,000
15,000	$0.25	December 19, 2015	15,000
150,000	$0.35	January 6, 2016	150,000
150,000	$0.55	January 6, 2016	150,000
200,000	$0.75	January 6, 2016	200,000
55,000	$0.25	April 1, 2016	55,000
600,000	$0.25	October 9, 2017	600,000
50,000	$0.25	February 1, 2018	50,000
150,000	$0.25	May 1, 2018	75,000
80,000	$0.25	April 1, 2019	80,000
1,000,000	$0.25	July 30, 2022	1,000,000

2,825,000			2,750,000

The aggregate intrinsic value of stock options outstanding is calculated as the difference between the exercise price of the underlying awards and the fair value of the Company’s common stock. At July 31, 2014, the aggregate intrinsic value of stock options outstanding is $Nil and exercisable is $Nil (January 31, 2014: $Nil and $Nil, respectively).

During the six months ended July 31, 2014, the Company recognized a total fair value of $120,711 (2013: $479,473) of stock based compensation expense relating to the issuance of stock options under the 2012 Plan in exchange for services. There has been no stock based compensation recognized in the financial statements for the six months ended July 31, 2014 (2013: $Nil) for options that have been granted under the 2014 Plan, which was still subject to approval by the Company’s shareholders at July 31, 2014, pursuant to the guidance under ASC 718. Compensation relating to these stock options will be recognized beginning in the period in which such shareholder approval is obtained, which occurred subsequent to July 31, 2014.

The fair value of each option award was estimated on the date of the grant using the Black-Scholes option pricing model based on the following weighted average assumptions:

	2014	2013
Expected term of stock option (years) (1)	2.14	1.79
Expected volatility (2)	142.13%	215.88%
Stock price at date of issuance	$0.14	$0.39
Risk-free interest rate	0.53%	0.24%
Dividend yields	0.00%	0.00%

(1) As the Company has insufficient historical data on which to estimate the expected term of the options, the Company has elected to apply the short-cut method to determine the expected term under the guidance of Staff Accounting Bulletin No. 110 (“SAB 110”).

(2) As the Company has insufficient historical data on which to estimate expected future share price volatility, the Company has estimated expected share price volatility based on the historical share price volatility of comparable entities.

Share Purchase Warrants

At July 31, 2014, the Company had 65,127,946 share purchase warrants outstanding as follows:

Number	Exercise Price	Expiry Date
400,000	$0.75	September 24, 2014
400,000	$0.50	November 26, 2014
100,000	$0.50	December 10, 2014
72,000	$0.75	December 31, 2014
240,000	$0.25	April 7, 2015
120,000	$0.25	April 19, 2015
104,440	$0.75	April 19, 2015
120,000	$0.28	October 4, 2015
498,000	$0.25	August 10, 2017
250,000	$0.10	November 14, 2016
250,000	$0.10	November 26, 2016
227,500	$0.10	December 24, 2016
150,000	$0.25	August 10, 2018
2,400,000	$0.15	April 4, 2019
44,164,332	$0.15	June 10, 2019
6,202,098	$0.075	June 10, 2019
8,255,867	$0.15	July 8, 2019
1,173,709	$0.075	July 8, 2019

65,127,946

During the six months ended July 31, 2014, 24,000 share purchase warrants exercisable at $0.25 per share and 214,506 share purchase warrants exercisable at $0.75 per share expired unexercised.

A summary of the Company’s share purchase warrants outstanding is presented below:

	Number of Warrants	Weighted Average Exercise Price
Outstanding at January 31, 2013	2,162,506	$0.47
Issued	1,609,940	$0.31
Outstanding at January 31, 2014	3,770,446	$0.40
Cancelled	(600,000)	$0.50
Issued	62,196,006	$0.14
Expired	(238,506)	$0.70

Outstanding at July 31, 2014	65,127,946	$0.15

1 4. Stockholders’ Equity

Equity Transactions

Disclosure in respect of share issuances made before July 30, 2012 has not been retrospectively restated to reflect the exchange ratio of 2.14506 in relation to the reverse acquisition.

During the year ended January 31, 2014:

i)

On February 21, 2013, the Company reduced the price of 200,000 units and 14,000 common shares issued during the year ended January 31, 2013 from $0.50 to $0.25 per unit and share, respectively. Consequently, the Company issued 200,000 units and 14,000 common shares for no additional consideration. Each unit consisted of one common share of the Company and one share purchase warrant. Each warrant is exercisable into one share of common stock at an exercise price of $0.75 per share for a period of two years from the date of the initial offering. The Company determined that the aggregate fair value on the grant date of these units and shares was $239,680 and recorded the entire amount as a shareholder dividend in the financial statements during the three months ended October 31, 2013. The fair value of $1.12 per share was determined by reference to the quoted market price of the Company’s stock on the date of issuance.

ii)

On April 19, 2013, the Company issued 1,993,000 shares of common stock at a price of $0.25 per share and 100,000 units of the Company at $0.25 per unit for gross proceeds of $523,250. Each unit consisted of one common share of the Company and one share purchase warrant. Each warrant is exercisable into one share of common stock at an exercise price of $0.25 per share for a period of two years. In connection with the foregoing private placement, the Company issued 104,440 warrants to four finders. Each warrant is exercisable into one share of common stock of the Company at an exercise price of $0.75 per share for a period of two years. The Company paid finder’s fees of $26,610 in connection with this private placement.

iii)	On May 6, 2013, the Company issued 1,000,000 shares of common stock at a price of $0.25 per share for gross proceeds of $250,000 to be received in four tranches as follows:

(i)	$50,000 payable on closing of the Financing (the “Closing”)(received);

(ii)	$50,000 payable on or before the date which is five months from the Closing (the “First Tranche”)(received);

(iii)	$50,000 payable on or before the date which is ten months from the Closing (the “Second Tranche”); and

(iv)	the remaining $100,000 payable on or before the date which is one year from the Closing (the “Final Tranche”)

In connection with the 800,000 common shares issuable in connection with the First Tranche, the Second Tranche and the Final Tranche, the Company entered into an escrow agreement pursuant to which these shares were placed in escrow to be released when the Company received full payment for such shares.

The Company paid a finders’ fee of 20,000 warrants in connection with this private placement. These warrants are exercisable at $0.25 per share for a period of two years.

Subsequent to January 31, 2014, the Company did not receive payment for the Second Tranche and the remaining 600,000 common shares held in escrow were returned to the Company’s treasury for cancellation.

iv)

On June 3, 2013, the Company issued 75,000 common shares in exchange for services rendered pursuant to a consulting agreement dated April 11, 2013. The shares were recorded at a fair value of $89,250. The fair value of $1.19 per share was determined with reference to the quoted market price of the company’s common stock on the commitment date.

v)

On October 7, 2013, the Company issued 240,000 units at a price of $0.25 per share for gross proceeds of $60,000. Each unit consisted of one common share of the Company and one share purchase warrant. Each warrant is exercisable into one share of common stock at an exercise price of $0.25 per share for a period of eighteen months.

vi)

On November 21, 2013, the Company issued 4,304 common shares pursuant to a debt settlement agreement dated July 8, 2013, as payment to a vendor of $4,820 owing. This resulted in a gain on extinguishment of debt of $3,701. The fair value of $0.26 per share was determined with reference to the quoted market price of the Company’s stock on the date of issuance.

vii)

On November 21, 2013, the Company issued 25,000 common shares as additional consideration to a lender under a promissory note agreement in the principal amount of $23,992 (CDN$25,000). This loan was issued and repaid during the year ended January 31, 2014. The fair value at issuance of these shares of $6,500, determined with reference to the quoted market price of these shares at the date of issuance. In connection with the issuance of this loan, the Company incurred aggregate financing fees of $10,099, which included the fair value of the shares issued.

viii)

On January 13, 2014, the Company issued 15,000 common shares in exchange for services rendered pursuant to an investor relations agreement dated December 6, 2012. The Company determined that the fair value on the grant date of these shares was $3,750 and recorded the entire amount as compensation expense in the financial statements for the year ended January 31, 2013. The fair value of $0.25 per share was determined by reference to the price at which common shares were being sold in private placement offerings at or around the transaction date.

ix)

On January 13, 2014, the Company issued 29,843 common shares pursuant to a consulting agreement dated February 15, 2013 (the “Consulting Agreement”), whereby the Company agreed to issue shares in exchange for services to be rendered during the term of the Consulting Agreement, to September 30, 2013. The consultant was entitled to receive a monthly fee of $4,500 payable in shares, based on the average closing price of the Company’s shares for the first month of trading commencing on the date of the Consulting Agreement. As a result, the Company issued 3,979 shares per month for the term of the agreement. During the year ended January 31, 2014, the Company recorded $2,089 (2013: $nil) in fees paid in shares pursuant to this Consulting Agreement.

x)

On January 13, 2014, the Company issued 25,000 common shares as payment to a vendor of $15,000 owing for consulting fees rendered, pursuant to a debt settlement agreement dated July 18, 2013. This resulted in a gain on extinguishment of debt of $13,250. The fair value of $0.07 per share was determined with reference to the quoted market price of the Company’s stock on the date of issuance.

xi)

On January 13, 2014, the Company issued 63,492 common shares as payment to a vendor for consulting fees rendered, pursuant to a debt settlement agreement dated September 18, 2013 whereby the Company has agreed to settle an aggregate of $40,000 in amounts owing to the vendor, along with cash payments totaling $20,000. The Company recorded a reduction in amounts owing to the vendor of $4,444 in connection with the issuance of the shares. The fair value of $0.07 per share was determined with reference to the quoted market price of the Company’s stock on the date of issuance.

xii)

On January 13, 2014, the Company issued 75,000 common shares pursuant to a board agreement dated September 24, 2013, whereby the Company has agreed to issue 75,000 shares of common stock every three months over the term of the one year contract in connection with the appointment of a director of the Company, for an aggregate of 300,000 common shares over the term. During the year ended January 31, 2014, the Company recorded directors fees of $18,000 (2013: $Nil) in respect of the first 75,000 common shares that have been earned under this agreement. The fair value of $0.24 per share was determined with reference to the quoted market price of the shares on the date of issuance.

xiii)

On January 31, 2014, the Company issued 450,000 common shares in exchange for the cancellation of an aggregate of 450,000 stock options pursuant to an Amendment Agreement dated January 6, 2014 with a director of the Company, whereby the Company agreed to amend the terms of the directors’ compensation in connection with a board agreement dated July 19, 2013. During the year ended January 31, 2014, the Company recorded directors fees of $31,200 (2013: $Nil) in respect of the issuance of these shares. The fair value of the grant was determined as the difference between the quoted market price of the shares on the date of issuance of $45,000, less the fair value of the stock options cancelled of $13,800, as exchange for their issuance. The fair value of the stock options cancelled was determined based on the Black Scholes option pricing model using the following weighted average assumptions: Estimated volatility 138.17%, stock price $0.10, risk-free interest rate 0.40%, expected term 1.53 years, estimated dividends 0%.

During the year ended January 31, 2013:

i)

On October 12, 2012, the Company issued 14,000 shares at $0.50 per share for gross proceeds of $7,000. Subsequent to January 31, 2013, the Company amended the subscription price for these shares to $0.25 per share and, consequently, the Company issued an additional 14,000 shares for no additional consideration.

ii)

On September 24, 2012, the Company issued 200,000 units at $0.50 per unit for gross proceeds of $100,000. Each unit consisted of one common share of the Company and one share purchase warrant. Each warrant is exercisable into one share of common stock at an exercise price of $0.75 per share for a period of two years. Subsequent to January 31, 2013, the Company amended the subscription price for these units to $0.25 per unit and, consequently, the Company issued an additional 200,000 units for no additional consideration. Each additional unit consisted of one common share of the Company and one share purchase warrant exercisable into one share of common stock at an exercise price of $0.75 per share for a period of two years.

iii)

On November 26, 2012, the Company issued 400,000 units at CDN$0.25 per unit for gross proceeds of $100,686 (CDN$100,000). Each unit consisted of one common share of the Company and one share purchase warrant. Each warrant is exercisable into one share of common stock at an exercise price of $0.50 per share for a period of two years. The Company paid share issuance costs of $8,055 and was required to issue 32,000 share purchase warrants as finder’s fees in connection with this issuance. The finder’s fee warrants will be exercisable into common shares of the Company at $0.75 per share for a period of two years from the date of closing. These warrants were issued subsequent to January 31, 2013.

iv)	On November 24, 2012, the Company issued 400,000 common shares at CDN$0.25 per share for gross proceeds of $100,330 (CDN$100,000).

v)

On December 10, 2012, the Company issued 100,000 units at $0.25 per unit for gross proceeds of $25,000. Each unit consisted of one common share of the Company and one share purchase warrant. Each warrant is exercisable into one share of common stock at an exercise price of $0.50 per share for a period of two years. The Company paid share issuance costs of $2,000 and was required to issue 8,000 share purchase warrants as finder’s fees in connection with this issuance. The finder’s fee warrants will be exercisable into common shares of the Company at $0.75 per share for a period of two years from the date of closing. These warrants were issued subsequent to January 31, 2013.

vi)	On January 8, 2013, the Company issued 400,000 shares at $0.25 per share for gross proceeds of $100,000. There was share issuance cost of $8,000 in connection with this issuance.

vii)

As part of the acquisition agreement with Search By Headlines.com Corp., stockholders exchanged shares of Naked for shares of common stock in the capital of the Company at a ratio of 2.145060, where Naked stockholders received a total of 13.5 million common stock in the capital of the Company (Note 4).

viii)

On July 25, 2012, Naked awarded 147,062 Class E common shares, prior to the Acquisition, to consultants for work performed. Naked determined that the fair value on the grant date of these shares was $38,766 and recorded the entire amount as general and administration expense in the consolidated financial statements for the year ended January 31, 2013. The fair value of $0.25 per share was determined with reference to the subscription price of the most recent share offerings, for which the funds raised were being used to provide financing to the Company.

ix)

On July 16, 2012, Naked issued 63,321 shares of Class E common stock fair valued at $15,486, in addition to $8,238 cash, to extinguish debt of $21,372. This resulted in a loss of $2,352. The fair value of $0.25 per share was determined with reference to the subscription price of the most recent share offerings, for which the funds raised were being used to provide financing to the Company.

x)

On May 23, 2012, Naked granted 14,006 Class E common shares, prior to the Acquisition, to a director of the Company for director fees earned. Naked determined that the fair value on the grant date of these shares was $3,440 and recorded the entire amount as compensation expense in the financial statements for the year ended January 31, 2013. The fair value of $0.25 per share was determined with reference to the subscription price of the most recent share offerings, for which the funds raised were being used to provide financing to the Company.

Stock Option Plan

In connection with the closing of the Acquisition (Note 4), the Company adopted the 2012 Stock Option Plan (the “Plan”), pursuant to which the Company may grant stock options to directors, officers, employees and consultants. The maximum number of shares reserved for issue under the plan is 5,400,000 shares.

The Plan is administered by the Company’s board of directors, except that it may, in its discretion, delegate such responsibility to a committee comprised of at least two directors. Each option, upon its exercise, entitles the optionee to acquire one common share of the Company’s stock, upon payment of the applicable exercise price. The exercise price will be determined by the board of directors at the time of grant. Stock options may be granted under the Plan for an exercise period of up to ten years from the date of grant of the option or such lesser periods as may be determined by the board, subject to earlier termination in accordance with the terms of the Plan.

Stock Based Compensation

A summary of the status of the Company’s outstanding stock options for the years ended January 31, 2014 and 2013 is presented below:

			Weighted
		Weighted	Average Grant
	Number	Average	Date
	of Options	Exercise Price	Fair Value
Outstanding at January 31, 2012	-
Granted	1,885,000	$0.25	$0.24

Outstanding at January 31, 2013	1,885,000	$0.25
Granted	1,570,000	$0.50	$0.44
Cancelled	(450,000)	$0.50

Outstanding at January 31, 2014	3,005,000	$0.34

Exercisable at January 31, 2014	2,246,184	$0.38	$0.27

Exercisable at January 31, 2013	668,728	$0.25	$0.24

At January 31, 2014, the following stock options were outstanding, entitling the holder thereof to purchase common shares of the Company as follows:

	Exercise	Expiry	Remaining
Number	Price	Date	Contractual Life
285,000	$0.25	July 30, 2014	0.49
20,000	$0.25	February 1, 2015	1.00
90,000	$0.25	February 14, 2015	1.04
15,000	$0.25	July 25, 2015	1.48
250,000	$0.75	October 1, 2015	1.67
15,000	$0.25	December 19, 2015	1.88
150,000	$0.35	January 6, 2016	1.93
150,000	$0.55	January 6, 2016	1.93
200,000	$0.75	January 6, 2016	1.93
30,000	$0.25	April 1, 2016	2.17
600,000	$0.25	October 9, 2017	3.69
50,000	$0.25	February 1, 2018	4.01
150,000	$0.25	May 1, 2018	4.25
1,000,000	$0.25	July 30, 2022	8.50

3,005,000

The aggregate intrinsic value of stock options outstanding is calculated as the difference between the exercise price of the underlying awards and the fair value of the Company’s common stock. At January 31, 2014, the aggregate intrinsic value of stock options outstanding is $Nil and exercisable is $Nil (2013: $Nil and $Nil, respectively).

The following table summarizes information regarding non-vested stock options outstanding during the years ended January 31, 2014 and 2013

Number of
Options
Non-vested options at January 31, 2012	-
Granted	1,885,000
Vested	(668,728)

Non-vested options at January 31, 2013	1,216,272
Granted	1,570,000
Vested	(1,802,456)
Cancelled	(225,000)

Non-vested options at January 31, 2014	758,816

During the year ended January 31, 2014, the Company recognized a total fair value of $715,915 (2013: $218,268) of stock based compensation expense relating to the issuance of stock options in exchange for services.

The fair value of each option award was estimated on the date of the grant using the Black-Scholes option pricing model based on the following weighted average assumptions:

	2014	2013
Expected term of stock option (years) (1)	1.48	4.28
Expected volatility (2)	184.40%	260.50%
Estimated stock price at date of issuance (3)	$0.71	$0.25
Risk-free interest rate	0.18%	0.55%
Dividend yields	0.00%	0.00%

(1) As the Company has insufficient historical data on which to estimate the expected term of the options, the Company has elected to apply the short-cut method to determine the expected term under the guidance of Staff Accounting Bulletin No. 110 (“SAB 110”).

(2) As the Company has insufficient historical data on which to estimate expected future share price volatility, the Company has estimated expected share price volatility based on the historical share price volatility of comparable entities.

(3) An estimated stock price of $0.25 per share was determined with reference to the subscription for which the funds raised during the year ended January 31, 2013, were being used to provide financing to the Company. This was considered to be the most appropriate basis on which to estimate the fair value of the Company’s stock for stock options granted prior to February 15, 2013 because, at the time of these transactions, the Company’s stock was not being traded on an active market.

During the year ended January 31, 2014, the Company amended the terms of 500,000 stock options issued to a consultant of the Company as follows:

(i)	150,000 options were re-priced from $1.25 to $0.35 ;
(ii)	150,000 options were re-priced from $1.75 to $0.55 ;
(iii)	200,000 options were re-priced from $2.25 to $0.75 ; and
(iv)	The expiry of all 500,000 options was extended from June 18, 2015 to January 6, 2016.

The Company recognized stock based compensation expense of $15,700 in connection with this modification. The fair value of the modification was determined using the Black Scholes option pricing model using the following weighted average assumptions: risk-free interest rate: 0.40%, expected life: 1.72 years, expected volatility: 141.53%, dividend rate: 0.00% .

Share Purchase Warrants

At January 31, 2014, the Company had 3,770,446 share purchase warrants outstanding as follows:

	Exercise	Expiry
Number	Price	Date
24,000 *	$0.75	April 19, 2014
214,506	$0.75	July 30, 2014
400,000	$0.75	September 24, 2014
400,000	$0.50	November 26, 2014
100,000	$0.50	December 10, 2014
72,000	$0.75	December 31, 2014
240,000	$0.25	April 7, 2015
120,000	$0.25	April 19, 2015
104,440	$0.75	April 19, 2015
120,000	$0.28	October 4, 2015
498,000	$0.25	August 10, 2017
500,000	$0.50	August 10, 2017
250,000	$0.10	November 14, 2016
250,000	$0.10	November 26, 2016
227,500	$0.10	December 24, 2016
150,000	$0.25	August 10, 2018
100,000	$0.50	August 10, 2018

3,770,446

*Subsequent to January 31, 2014, these warrants expired unexercised.

A summary of the Company’s share purchase warrants outstanding is presented below:

			Weighted
	Number of		Average
	Warrants		Exercise Price
Outstanding at January 31, 2012	100,000	CADS	0.75
Cancelled	(100,000)	CAD$	0.75
Re-issued pursuant to the Acquisition (Note 4)	214,506	USD$	0.75
Issued	1,948,000	USD$	0.44
Outstanding at January 31, 2013	2,162,506	USDS	0.47
Issued	1,609,940	USD$	0.31

Outstanding at January 31, 2014	3,770,446	USD$	0.40